Income Taxes	9 Months Ended
Sep. 30, 2014
Income Taxes
Income Taxes

4. Income Taxes

        The Successor's effective tax rate for the three months ended September 30, 2014 and the period beginning February 5, 2014 and ending September 30, 2014, were 16.3% and 18.0%, respectively. The Successor's effective tax rate is lower than the Predecessor's primarily due to the effect of the Reorganization, where certain of our earnings are now being taxed at the lower Irish income tax rate. See Note 3—AerCap Transaction for further information on the implications of the AerCap Transaction. The Predecessor's effective tax rate for the period beginning January 1, 2014 and ending May 13, 2014 decreased to 35.0% as compared to 36.2% for the nine months ended September 30, 2013. The effective tax rate for the period beginning January 1, 2014 and ending May 13, 2014 was impacted by minor permanent items and interest accrued on uncertain tax positions and IRS audit adjustments. Our effective tax rate for the nine months ended September 30, 2013 was impacted by a $7.5 million interest refund allocation from AIG related to IRS audit adjustments, which had a beneficial impact on our effective tax rate and was discretely recorded for the nine months ended September 30, 2013.